Warrant Liabilities (Details) - Schedule of Warrant Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CGCL Class A Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	$ 807,139
Issued during the year		845,593
Change in fair value	11,242,507	(38,454)
Exercised during the year
Reclassified to equity upon Capital Reorganization	(12,049,646)
Balance at ending		807,139
Issuance of warrants upon the Capital Reorganization
CGCL Class C Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	11,642,006
Issued during the year		11,642,006
Change in fair value	39,707,978
Exercised during the year	(51,349,984)
Balance at ending		11,642,006
Issuance of warrants upon the Capital Reorganization
The Company’s Public Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning
Issued during the year
Change in fair value	(2,379,964)
Exercised during the year
Balance at ending	1,388,313
Issuance of warrants upon the Capital Reorganization	3,768,277
The Company’s Sponsor Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning
Issued during the year
Change in fair value	(773,993)
Exercised during the year
Balance at ending	451,495
Issuance of warrants upon the Capital Reorganization	1,225,488
Total [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	12,449,145
Issued during the year		12,487,599
Change in fair value	47,796,528	(38,454)
Exercised during the year	(51,349,984)
Reclassified to equity upon Capital Reorganization	(12,049,646)
Balance at ending	1,839,808	$ 12,449,145
Issuance of warrants upon the Capital Reorganization	$ 4,993,765